5-Inventories	12 Months Ended
Dec. 31, 2011
5-Inventories [Text Block]
5—INVENTORIES

Inventories consist of the following:
	December 31,
	2011	2010
Components, spare parts	3,657	3,754
Work-in-progress	573	329
Finished goods	856	705
Total gross inventories	5,086	4,789
Less: provision for slow-moving inventory	(1,167)	(871)
Total	3,920	3,917

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory, the changes in which are classified within cost of sales, amounted to €428 thousand, €184thousand and €196 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.